Investments (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Investments Accounted For Using Equity Method Text Block Abstract
Schedule of recoverable amount of the company’s investments is reviewed at each reporting date
	Restated Triage	Jana Care	BCT
	A$	A$	A$
Balance at 1 July 2021	1,362,717	690,153	680,008
Additional investment	3,126,950	-	-
Interest and other costs	-	83,031	16,771
Foreign exchange movement	(10,779)	(20,903)	-
Provision for impairment	(1,913,806)	(752,281)	(696,779)
Balance at 30 June 2022	2,565,082	-	-